CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	CAD 1,015	CAD 1,261
Restricted cash	34	47
Accounts receivable and other (Note 7)	5,430	5,504
Accounts receivable from affiliates	7	241
Inventory (Note 8)	1,111	1,148
Total Current assets	7,597	8,201
Property, plant and equipment, net (Note 9)	64,434	53,830
Long-term investments (Note 11)	7,008	5,408
Restricted long-term investments (Note 12)	49	0
Deferred amounts and other assets (Note 13)	3,160	3,092
Intangible assets, net (Note 14)	1,348	1,166
Goodwill (Note 15)	80	483
Deferred income taxes (Note 25)	839	561
Total Assets	84,515	72,741
Current liabilities
Bank indebtedness	361	507
Short-term borrowings (Note 17)	599	1,041
Accounts payable and other (Note 16)	7,351	6,444
Accounts payable to affiliates	48	80
Interest payable	324	264
Environmental liabilities	141	161
Current maturities of long-term debt (Note 17)	1,990	1,004
Total Current liabilities	10,814	9,501
Long-term debt (Note 17)	39,391	33,307
Other long-term liabilities (Note 18)	6,056	4,041
Deferred income taxes (Note 25)	5,915	4,842
Total Liabilities	CAD 62,176	CAD 51,691
Commitments and contingencies (Note 31)
Redeemable noncontrolling interests (Note 20)	CAD 2,141	CAD 2,249
Share capital (Note 21)
Preference shares	6,515	6,515
Common shares (868 and 852 outstanding at December 31, 2015 and 2014, respectively)	7,391	6,669
Additional paid-in capital	3,301	2,549
Retained earnings	142	1,571
Accumulated other comprehensive income/(loss) (Note 23)	1,632	(435)
Reciprocal shareholding	(83)	(83)
Total Enbridge Inc. shareholders' equity	18,898	16,786
Noncontrolling interests (Note 20)	1,300	2,015
Total Equity	20,198	18,801
Total Liabilities and equity	CAD 84,515	CAD 72,741